Financial expense, net (Tables)	9 Months Ended
Sep. 30, 2023
Financial expense, net [Abstract]
Financial income
The following table sets forth financial income and expenses for the nine-month periods ended September 30, 2023 and 2022:

	For the nine-month period ended September 30,
	2023	2022
Financial income	($ in thousands)
Interest income on deposits	15,099	3,812
Interest income from loans and credits	2,046	994
Interest rates gains on derivatives: cash flow hedges	269	1,127
Total	17,414	5,934

Financial expense
	For the nine-month period ended September 30,
	2023	2022
Financial expense	($ in thousands)
Interest on loans and notes	(260,868)	(211,484)
Interest rates gains/(losses) on derivatives: cash flow hedges	17,785	(31,724)
Total	(243,083)	(243,208)

Other financial income and expenses
The following table sets out Other financial income and expenses for the nine-month periods ended September 30, 2023, and 2022:

	For the nine-month period ended September 30,
Other financial income / (expenses)	2023	2022
	($ in thousands)
Other financial income	7,836	15,128
Other financial losses	(19,847)	(16,582)
Total	(12,011)	(1,456)